Loans and Leases (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt
Total debt	$ 4,215,209
Less: original purchase discount, net of amortization	(228,555)
Less: current portion of debt, net of original discount current portion	(866,479)
Total long-term debt	3,348,730	$ 141,419
KBC Accounts Receivable Factoring [Member]
Long-Term Debt
Total debt	49,018
12.00% Senior Convertible Secured Note [Member]
Long-Term Debt
Total debt	1,120,000
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	1,943,518
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	314,393
0.72% Secured Bank Loan [Member]
Long-Term Debt
Total debt	43,223
Loan Subsidy [Member]
Long-Term Debt
Total debt	179,600
Capitalized Building lease [Member]
Long-Term Debt
Total debt	749,337
Capitalized Equipment lease [Member]
Long-Term Debt
Total debt	21,502
Revolving Credit [Member]
Long-Term Debt
Total debt	$ 23,173